Related parties (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ShortTerm Interbank Investments [Member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)	R$ 196	R$ 84	R$ 63
ShortTerm Interbank Investments [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	3,835	2,301
Revenue / (expenses)	R$ 196	84	63
Annual rate	13.40%
Loan Operations [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ 668	654
Revenue / (expenses)	78	35	56
Loan Operations [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	45	108
Revenue / (expenses)	1	4	37
Loan Operations [Member] | Dexco S.A. [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	623	546
Revenue / (expenses)	R$ 77	31	19
Annual rate	CDI + 1.45%
Securities And Derivative Financial Instruments Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ 6,013	5,397
Revenue / (expenses)	908	303	6
Securities And Derivative Financial Instruments Assets And Liabilities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	410	514
Revenue / (expenses)	R$ 66	30	(10)
Annual rate	CDI + 1.35% to 3.5%
Securities And Derivative Financial Instruments Assets And Liabilities [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ 230	183
Revenue / (expenses)	47	34	14
Securities And Derivative Financial Instruments Assets And Liabilities [Member] | C C R S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	2,138
Revenue / (expenses)	R$ 232
Annual rate	CDI + 1.7% / 9.76%
Securities And Derivative Financial Instruments Assets And Liabilities [Member] | Copagaz Distribuidora De Gas S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ 1,024	1,082
Revenue / (expenses)	R$ 150	71	1
Annual rate	CDI + 1.7% to 2.95%
Securities And Derivative Financial Instruments Assets And Liabilities [Member] | Itasa S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ 1,199	1,200
Revenue / (expenses)	R$ 166	74	1
Annual rate	CDI + 2% to 2.4%
Securities And Derivative Financial Instruments Assets And Liabilities [Member] | Aguas do Rio 4 SPE S.A. [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ 706	1,574
Revenue / (expenses)	R$ 168	60
Annual rate	CDI + 3.5%
Securities And Derivative Financial Instruments Assets And Liabilities [Member] | Aegea Saneamento e Participaes S.A. [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ 306	844
Revenue / (expenses)	R$ 79	34
Annual rate	CDI + 1.7% / 16.76%
Deposit [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ (2,491)	(437)
Revenue / (expenses)	(154)	(2)	(14)
Deposit [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(304)	(279)
Revenue / (expenses)	R$ (58)	(2)	(14)
Annual rate	75% to 101% CDI
Deposit [Member] | C C R S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ (2,026)
Revenue / (expenses)	R$ (67)
Annual rate	98% to 103% CDI
Deposit [Member] | Aegea Saneamento E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ (11)	(158)
Revenue / (expenses)	(28)
Deposit [Member] | Alpargatas SA [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(150)
Revenue / (expenses)	R$ (1)
Annual rate	101% CDI
Deposits Received Under Securities Repurchase Agreements [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ (19)	(6)
Revenue / (expenses)	(19)	(35)
Deposits Received Under Securities Repurchase Agreements [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(19)	(6)
Revenue / (expenses)	R$ (19)	(35)
Annual rate	82% to 85% CDI
Funds From Acceptances And Issuance Of Securities [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	R$ (49)
Revenue / (expenses)	(17)
Funds From Acceptances And Issuance Of Securities [Member] | Copagaz Distribuidora De Gas S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(49)
Revenue / (expenses)	R$ (2)
Annual rate	103% CDI
Funds From Acceptances And Issuance Of Securities [Member] | Aegea Saneamento E Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)	R$ (15)
Amounts Receivable Payable Commissions And Or Other General And Administrative Expenses [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(136)	(273)
Revenue / (expenses)	(89)	(122)	26
Amounts Receivable Payable Commissions And Or Other General And Administrative Expenses [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	170	(14)
Revenue / (expenses)	9	4	3
Amounts Receivable Payable Commissions And Or Other General And Administrative Expenses [Member] | Itasa S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(20)	(10)
Revenue / (expenses)	13	13	12
Amounts Receivable Payable Commissions And Or Other General And Administrative Expenses [Member] | Fundaocao Itau Unibanco Previdncia Complementar [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(81)	(78)
Revenue / (expenses)	39	37	42
Amounts Receivable Payable Commissions And Or Other General And Administrative Expenses [Member] | Olimpia Promocao E Servicos S A [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(4)	(5)
Revenue / (expenses)	(58)		(45)
Amounts Receivable Payable Commissions And Or Other General And Administrative Expenses [Member] | FUNBEP Fundo De Penso Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(196)	(158)
Revenue / (expenses)	(54)	(172)	7
Amounts Receivable Payable Commissions And Or Other General And Administrative Expenses [Member] | ConectCar Solues de Mobilidade Eletrnica SA [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	(5)	(8)
Revenue / (expenses)	(38)	(4)	7
Rent [Member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)	(32)	(37)	(31)
Rent [Member] | Fundaocao Itau Unibanco Previdncia Complementar [Member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)	(30)	(34)	(28)
Rent [Member] | FUNBEP Fundo De Penso Multipatrocinado [Member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)	(2)	(3)	(3)
Donation [Member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)			(1,002)
Donation [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)			(2)
Donation [Member] | Fundacao Itau Para A Educacao E Cultura [Member]
IfrsStatementLineItems [Line Items]
Revenue / (expenses)			(1,000)
Sponsorship [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	28	12
Revenue / (expenses)	(24)	(14)	(16)
Sponsorship [Member] | Associacao Cubo Coworking Itau [Member]
IfrsStatementLineItems [Line Items]
Assets / (liabilities)	28	12
Revenue / (expenses)	R$ (24)	R$ (14)	R$ (16)